Other Finance Costs - Disclosure of Detailed Information About Finance Costs (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Finance Cost [Abstract]
Interest on bank loans	¥ 1,307		¥ 525
Interest on lease liabilities	1,660	¥ 1,034	2,276	¥ 2,853	¥ 3,574
Changes in the carrying amount of put option liabilities	325	322	650	637	628
Total	¥ 3,292	¥ 1,356	¥ 3,451	¥ 3,490	¥ 4,202